497j

May 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Van Kampen American Capital Tax Free Trust
     Rule 497(j) Filing (File Nos. 2-99715 and 811-4386)

Ladies and Gentlemen:

Van Kampen American Capital Tax Free
Trust (the "Registrant"), filed via EDGAR on April 29, 1997, a copy of Post-Effective Amendment No. 40 to the Registration
Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and statement of additional information for Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund,
Van Kampen American Florida Insured Tax Free Income Fund, Van Kampen
American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund, respectively, each a series of the Registrant, contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.

Very truly yours,

/s/ Nicholas Dalmaso